Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Level 1
Financial Assets
Financial assets	$ 6.5	$ 20.2
Financial Liabilities
Financial liabilities	4.8	7.8
Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets		0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Short-term investments
Financial Assets
Financial assets	1.6	12.0
Level 1 | Cash equivalents
Financial Assets
Financial assets	0.1	0.4
Level 1 | Assets held in separate accounts
Financial Assets
Financial assets	4.8	7.8
Level 2
Financial Assets
Financial assets	14.5	36.9
Financial Liabilities
Financial liabilities	5.3	4.1
Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	1.8	0.9
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.5	0.6
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.2	0.6
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets		2.0
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	4.5	4.5
Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	1.9	18.0
Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.3	6.2
Level 2 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 2 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Financial assets	5.3	4.1
Level 3
Financial Assets
Financial assets	0.0	0.0
Financial Liabilities
Financial liabilities	0.0	0.0
Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets		0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 3 | Assets held in separate accounts
Financial Assets
Financial assets	0.0	0.0
Total
Financial Assets
Financial assets	21.0	57.1
Financial Liabilities
Financial liabilities	10.1	11.9
Total | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	1.8	0.9
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.5	0.6
Total | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.2	0.6
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets		2.0
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	4.5	4.5
Total | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	1.9	18.0
Total | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.3	6.2
Total | Short-term investments
Financial Assets
Financial assets	1.6	12.0
Total | Cash equivalents
Financial Assets
Financial assets	0.1	0.4
Total | Assets held in separate accounts
Financial Assets
Financial assets	$ 10.1	$ 11.9